Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of undistributed earnings	$ (168,723)	$ (32,409)	$ (162,745)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (168,723)	$ (32,409)	$ (162,745)
Denominator:
Weighted-average common shares outstanding - basic	199,848,386	173,810,053	6,056,574
Weighted-average common shares outstanding - diluted	199,848,386	173,810,053	6,056,574
Basic loss per share	$ (0.84)	$ (0.19)	$ (26.87)
Diluted loss per share	$ (0.84)	$ (0.19)	$ (26.87)
Class A Common Stock
Numerator:
Allocation of undistributed earnings	$ (146,412)	$ (28,048)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (146,412)	$ (28,048)
Denominator:
Weighted-average common shares outstanding - basic	173,421,449	150,424,024
Weighted-average common shares outstanding - diluted	173,421,449	150,424,024
Basic loss per share	$ (0.84)	$ (0.19)
Diluted loss per share	$ (0.84)	$ (0.19)
Class B Common Stock
Numerator:
Allocation of undistributed earnings	$ (22,311)	$ (4,361)
Numerator for basic and diluted net loss per share - loss available to common stockholders	$ (22,311)	$ (4,361)
Denominator:
Weighted-average common shares outstanding - basic	26,426,937	23,386,029
Weighted-average common shares outstanding - diluted	26,426,937	23,386,029
Basic loss per share	$ (0.84)	$ (0.19)
Diluted loss per share	$ (0.84)	$ (0.19)